Other operating results, net (Tables)	12 Months Ended
Jun. 30, 2020
Other Operating Results Net [Abstract]
Schedule of other operating results net
	06.30.20	06.30.19	06.30.18
Gain from commodity derivative financial instruments	439	446	56
(Loss) / Gain from disposal of associates	(260)	983	860
Fair value of interest held before business combination	-	-	1,259
Currency translation adjustment reversal	-	-	476
Operating interest expense	1,782	841	156
Gain from agreement with TGLT	-	-	189
Contingencies	(132)	(101)	1,052
Donations	(170)	(286)	(170)
Others (i)	1,111	(782)	(221)
Total other operating results, net	2,770	1,101	3,657

(i)	As of June 30, 2018, includes the favorable ruling of a trial in the Operations Center in Israel for an amount of approximately Ps. 1,165. Includes legal costs and expenses Includes legal costs and expenses.